Concentration of credit risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration of credit risk
(3)	Concentration of credit risk

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents and accounts receivable.

As of December 31, 2014, the Group has cash and bank deposits of $105.0 million in Germany and $48.6 million in Malaysia, which constitute about 98.0% of total cash and cash equivalents. As of December 31, 2013, the Group had cash and bank deposits of $208.1 million in Germany and $48.5 million in Malaysia, which constitute about 99.6% of total cash and cash equivalents. In the event of bankruptcy of financial institutions, it is uncertain whether the Group will be able to receive its deposits back in full. The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

As a percentage of accounts receivable, the top four customers accounted for an aggregate of 78.5%, and 73.4% as of December 31, 2014 and 2013, respectively. The Group has established a uniform risk management process to effectively manage the credit risk arising from outstanding trade accounts receivable. The probability of bad debts is reduced by prompt and effective financial controls combined with regular analyses of creditworthiness and set credit limits. Neverthless, the Group does not require collateral or other security from its customers.

Concentration of customers

The Group currently sells a substantial portion of its PV products, including modules and solar projects, to a limited number of customers. As a percentage of revenues, the top four customers accounted for 60.8%, 50.0%, and 32.8% of the Group’s revenues for the periods ended December 31, 2014, 2013, and 2012, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group’s business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group’s dependence on a limited number of customers, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s purchases are made from a limited number of module BOS suppliers and toll manufacturers, who collectively account for an aggregate of 51.5%, 45.7%, and 29.0% of the Group’s purchases for the periods ended December 31, 2014, 2013, and 2012, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.